November 29, 2002


Filing Desk
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:  The Enterprise Group of Funds,
Inc., Securities Act File No. 2-28097 and
Investment Company Act File No. 811-01582


To Whom It May Concern:

	Pursuant to Rule 497(j) of the
Securities Act of 1933, this letter
is to certify that the forms of
prospectus and statement of additional
information that would have been filed
under Rule 497(c) do not differ from
those contained in post effective amendment number 72 to our Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 26, 2002.


Sincerely,

/s/ CATHERINE R. MCCLELLAN
Catherine R. McClellan
Senior Vice President and Chief Counsel